Commitments and Contigencies (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015 sqft
Future Minimum Commitments [Abstract]
Leased office and laboratory space	10,800
2015	$ 288
2016	246
Total	$ 534